Share-Based Compensation (Stock Incentive Plans) (Details)	12 Months Ended
Jul. 02, 2011
Options Or Stock Apppreciation Rights [Member] | 2007 Stock Incentive Plan Amendment [Member]
Total number of shares authorized	55,000,000
Total number of shares available for grant	24,814,016
Restricted Stock Restricted Stock Units Or Other Types Of Stock Based Awards [Member] | 2007 Stock Incentive Plan Amendment [Member]
Total number of shares authorized	10,000,000
Total number of shares available for grant	8,667,189
Granted Prior To July 3, 2004 [Member] | Employee Stock Plans [Member]
Contractual life of options in years	10 years
Granted Prior To July 3, 2004 [Member] | Non-Employee Director Stock Plans [Member]
Contractual life of options in years	10 years
Granted After July 3, 2004 [Member] | Employee Stock Plans [Member]
Contractual life of options in years	7 years
Granted After July 3, 2004 [Member] | Non-Employee Director Stock Plans [Member]
Contractual life of options in years	7 years
2007 Stock Incentive Plan Amendment [Member]
Total number of shares authorized	55,000,000
Description of vesting requirements for awards issued and contractual life for options granted	Vesting requirements for awards under this plan will vary by individual grant and may include either time-based vesting or time-based vesting subject to acceleration based on performance criteria for fiscal periods of at least one year. The contractual life of all options granted under this plan will be no greater than seven years.
Minimum vesting period for awards granted	one year
Maximum contractual life for awards granted	7 years
Total number of shares available for grant	24,814,016
2009 Non-Employee Directors Stock Plan [Member]
Total number of shares authorized	750,000
Total number of shares available for grant	652,097